The Group (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Equity	€ 429,594	€ 455,205	€ (6,591)	€ 40,584